Significant accounting policies - Revenue recognition (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue recognition
Revenue, Practical expedient, Financing component	true
Revenue, Practical expedient, Incremental cost of obtaining contract	true
Contract liabilities:
Contract liabilities	¥ 734,157	¥ 593,373
Existing home transaction services
Contract liabilities:
Contract liabilities	238,588	136,498
New home transaction services
Contract liabilities:
Contract liabilities	299,726	334,429
Emerging and other services
Contract liabilities:
Contract liabilities	¥ 195,843	¥ 122,446